Share capital and Contributed Surplus	12 Months Ended
Sep. 30, 2025
Share capital and Contributed Surplus
Share capital and Contributed Surplus

16.Share capital and Contributed Surplus

As disclosed in Note 1(b) and Note 1(c), the Reverse Splits have been applied retrospectively herein.

(a)Share Capital

Authorized

DEFSEC is authorized to issue an unlimited number of common shares.

Issued Common Shares:

	September 30, 2025		September 30, 2024		September 30, 2023
	Number	Amount	Number	Amount	Number	Amount
Balance, beginning of year	75,200	$37,822,725	26,744	$33,379,110	3,682	$19,496,640
Issued for U.S. IPO and Canadian Offering	—	—	—	—	15,363	13,675,120
Issued in private placement	50,248	371,154	—	—	7,343	3,050,316
Issued for debt settlements	5,669	100,000	222	97,615	267	233,485
Issued for U.S. public offerings	676,894	3,271,209	39,761	3,608,154	—	—
Issued for conversion of share units	—	—	—	—	67	529,504
Issued for exercise of warrants	588,310	6,234,156	8,473	1,771,239	17	60,000
Issued for exercise of stock options	—	—	—	—	5	5,836
Less: share offering costs for the year	—	(795,253)	—	(1,033,393)	—	(3,671,791)
Balance, end of year	1,396,321	$47,003,991	75,200	$37,822,725	26,744	$33,379,110

2025 Activities

Public Offering (July 2025)

On July 25, 2025, the Company issued 673,084 common shares and 86,795 pre-funded warrants, with an exercise price of $0.001, of the Company as part of a public offering, together with common share purchase warrants to purchase up to 759,879 common shares at a combined public offering price of $8.955 per share or pre-funded warrant and accompanying warrant for gross proceeds of $6.8 million. The warrants have an exercise price of $10.52 per share, are exercisable upon issuance and expire five years following the date of issuance.

The fair value of the July 2025 common share purchase warrants was calculated using the Black Scholes model, with the following assumptions:

Initial Recognition
Number of warrants	759,879
Stock price	$6.16
Exercise price	$10.52
Volatility	101%
Dividend yield	Nil
Risk free rate	3.03%
Expected life (in years)	5
Fair value per warrant	$4.24

Subsequent to the issuance, 55,530 pre-funded warrants were exercised at an exercise price of $0.001.

Brokers’ Compensation and Share Issuance Costs

In connection with the July 2025 Offering, Wainwright was granted a tail obligation resulting in earning 7.5% on any equity financing raised from investors introduced to the Company as part of the offering. The July 2025 offering fell within the scope of the tail obligation and resulted in a payment of $489,868, representing 7.5% of the gross proceeds, within the scope of the tail obligation, to Wainwright upon closing of the transaction.

As compensation for services rendered, Wainwright or its designees was granted 56,991 warrants (“July 2025 Broker Warrants”) equal to 125% of the offering price per share. The July 2025 Broker Warrants are immediately exercisable and entitle the holder to acquire common shares on a one for one basis. The July 2025 Broker Warrants have an exercise price of $11.19 per common share for a period of 60 months following the closing of the July 2025 offering.

The fair value of the July 2025 Broker Warrants at the closing of the July 2025 offering was $238,735 calculated using the Black Scholes model.

The share issuance costs related to the July 2025 recognized in equity were $1,402,227, inclusive of the July 2025 Broker Warrants.

The fair value of the July 2025 Placement Agent Brokers’ warrants was calculated using the Black Scholes model, with the following assumptions:

Initial Recognition
Number of warrants	56,991
Stock price	$6.16
Exercise price	$11.19
Volatility	101%
Dividend yield	Nil
Risk free rate	3.03%
Expected life (in years)	5
Fair value per warrant (CAD)	$4.19

Private Placement (February 2025)

On February 21, 2025, and February 25, 2025, the Company closed the first and second tranche, respectively, of a brokered private placement offering for aggregate gross proceeds of approximately $3.7 million (the “February 2025 PP”).

As part of the February 2025 PP, the Company issued 50,248 common shares and 2,884,179 pre-funded warrants to acquire one common share of the Company. The common shares and pre-funded warrants had a no-par value per share at a price of $19.488 per common share and $0.928 per pre-funded warrant, inclusive of the exercise price of $0.021 per common share. Each common share and pre-funded warrant were bundled with one common share purchase warrant (“February 2025 Common Warrant”) of the Company. Each February 2025 Common Warrant is immediately exercisable and entitles the holder to acquire one common share for every 21 February 2025 Common Warrant exercised at an exercise price of $24.36 per common share for a period of 60 months following the closing of the February 2025 PP. Although the common shares and pre-funded warrants are each bundled with a February 2025 Common Warrant, each security is issued separately. Since the instruments were bundled, the Company bifurcated the fair value based on the residual method to determine the fair value of each security. The Black Scholes model was used to determine the fair value of the underlying February 2025 Common Warrant and the remainder of the purchase price was allocated to the common share or pre-funded warrant, resulting in a fair value of the first and second tranche of February 2025 Common Warrants was $0.58 and $0.55, respectively. The common shares had a fair value of $7.308 per share and the pre-funded warrants had a fair value of $0.348 per warrant.

The fair value of the February 21, 2025, warrants was calculated using the Black Scholes model, with the following assumptions:

February 21 Tranche	Initial Recognition
Number of warrants	3,787,879
Stock price	$0.80
Exercise price	$1.16
Volatility	104%
Dividend yield	Nil
Risk free rate	2.76%
Expected life (in years)	5
Fair value per warrant	$0.58

The fair value of the February 25, 2025, warrants was calculated using the Black Scholes model, with the following assumptions:

February 25 Tranche	Initial Recognition
Number of warrants	151,515
Stock price	$0.77
Exercise price	$1.16
Volatility	104%
Dividend yield	Nil
Risk free rate	2.65%
Expected life (in years)	5
Fair value per warrant	$0.55

The 2,884,179 pre-funded warrants were subsequently exercised into 137,342 common shares at an exercise price of $0.001 per warrant, for total proceeds of $2,884 in fiscal 2025.

Brokers’ Compensation and Share Issuance Costs

In connection with the February 2025 Offering, Wainwright was also granted a tail obligation resulting in earning 7.5% on any equity financing raised from investors introduced to the Company as part of the offering. The February 2025 PP fell mostly within the scope of the tail obligation and resulted in a payment of $244,128 representing 7.5% of the gross proceeds, within the scope of the tail obligation, to Wainwright upon closing of the transaction.

ThinkEquity acted as sole placement agent for the Offering. As compensation for services rendered, the Company (i) paid to ThinkEquity, at the closing of the February 2025 PP, a cash fee equal to $274,182, representing 7.5% of the aggregate gross proceeds of the February 2025 PP; and (ii) issued to ThinkEquity or its designees 196,970 warrants (“February 2025 Placement Agent Warrants”) equal to 105% of the common shares and 5% of the pre-funded warrants sold in the February 2025 PP. The February 2025 Placement Agent Warrants are immediately exercisable and entitle the holder to acquire one common share for every 21 warrants. The February 2025 Placement Agent Warrants exercised at an exercise price of $24.36 per common share for a period of 60 months following the closing of the February 2025 PP.

The fair value of the February 2025 Placement Agent Warrants at the closing of the February 2025 PP was $114,046, calculated using the Black Scholes model.

The share issuance costs related to the February 2025 PP recognized in equity were $927,219, inclusive of the February 2025 Placement Agent Warrants.

The fair value of the February 25, 2025, February 2025 Placement Agent Warrants Brokers’ warrants was calculated using the Black Scholes model, with the following assumptions:

February 25 Tranche	Initial Recognition
Number of warrants	189,394
Stock price	$0.80
Exercise price	$1.16
Volatility	104%
Dividend yield	Nil
Risk free rate	2.76%
Expected life (in years)	5
Fair value per warrant (CAD)	$0.58

The fair value of the February 25, 2025, Brokers’ warrants was calculated using the Black Scholes model, with the following assumptions:

February 25 Tranche	Initial Recognition
Number of warrants	7,576
Stock price	$0.77
Exercise price	$1.16
Volatility	104%
Dividend yield	Nil
Risk free rate	2.65%
Expected life (in years)	5
Fair value per warrant (CAD)	$0.55

U.S. Public Offering (November 2024)

On November 1, 2024, the Company announced the closing of a public offering of 3,810 common shares and 3,809,000 pre-funded warrants at a public offering price of $26.25 (US$18.90) per common share and $1.25 (US$0.90) per pre-funded warrant (the “November 2024 Offering”). The gross proceeds from the offering were approximately $4.9 million (US$3.5 million), before deducting placement agent fees of $1.974 (US$1.4175) per common share and $0.094 (US$0.0675) per pre-funded warrant (being an aggregate of $365,726 (US$262,508) or 7.5% of the public offering price of the securities). In addition, the Company issued to the placement agent as compensation for its services 194,450 common share purchase warrants with an exercise price of $32.907 (US$23.625) per common share.

On November 12, 2024, we amended the pre-funded warrants whereas the exercise price of the warrants, along with all the other settlement amounts, were amended to be denominated in CAD currency, which is consistent with the Company’s functional and presentation currency. As a result, the Company has reclassified the remaining unexercised pre-funded warrants as equity instruments under IAS 32. This resulted in a transfer of $3,301,925 from warrant liabilities to equity warrants. The amendments effectively remove the cashless exercise option and ensure settlement in CAD, thereby meeting the criteria for equity classification. We also applied IFRIC 19 to appropriately derecognize the liabilities and recognize the equity effective November 12, 2024.

Accounting Treatment

Refer to Note 15 for the accounting of the warrants issued in the November 2024 Offering accounted for as warrant liabilities up to November 11, 2024.

The remaining 3,170,000 pre-funded warrants were subsequently exercised at a weighted average exercise price of $0.021 per common share, for proceeds of $3,170, during fiscal 2025.

Brokers’ Compensation and Share Issuance Costs

In connection with the November 2024 Offering, Wainwright was also granted a tail obligation resulting in earning 7.5% on any equity financing raised from investors introduced to the Company as part of the offering. The November 1, 2024, financing fell entirely within the scope of the tail obligation and resulted in a payment of $362,618 (US$260,661), representing 7.5% of the $4.9 million (US$3.5 million) gross proceeds to Wainwright upon closing of the transaction.

ThinkEquity acted as the sole placement agent for the November 2024 Offering. As compensation for services rendered, the placement agent fees were $365,726 (US$262,508) or 7.5% of the public offering price of the securities). In addition, the Company issued to the placement agent as compensation for its services 194,450 common share purchase warrants with an exercise price of $32.907 (US$23.625) per common share. The warrants are exercisable upon issuance and have an expiry date of November 1, 2029. The shares offered as Brokers’ Compensation related to the November 2024 Offering were recognized in equity.

The fair value of the broker compensation warrants at the closing of the November 2024 Offering was $187,468, calculated using the Black Scholes model.

The share issuance costs related to the November 2024 Offering that were recognized in the consolidated statements of net loss and comprehensive loss was $1,807,686 and recognized in equity were $227,557, inclusive of the broker compensation warrants.

Initial Recognition
Number of warrants	194,450
Stock price (in USD)	$0.93
Exercise price (in USD)	$1.13
Volatility	103%
Dividend yield	Nil
Risk free rate	2.92%
Expected life (in years)	5
Exchange rate (USD/CAD)	$1.3932
Fair value per warrant (CAD)	$0.69

Debt Settlement (November 2024)

On November 11, 2024, we issued 5,669 common shares at a deemed price per common share of $17.64 per share, representing a 20% discount on the closing price of the Shares on the TSX Venture Exchange on the last trading day prior to the news release, for settlement of business expenses incurred while representing the Company in an aggregate amount of $100,000 owed to a company controlled by Mr. David Luxton, Chairman of the Company.

Private Placement (November 2024)

On November 12, 2024, the Company closed a brokered private placement offering to an institutional accredited investor for aggregate gross proceeds of approximately $3.4 million (approximately US$2.5 million) (the “November 2024 PP”).

As a part of the November 2024 PP, the Company issued 4,145,200 pre-funded warrants to acquire common shares of the Company on a basis of twenty-one warrants to one common share, with no par value at a price of $0.824 per pre-funded warrant, inclusive of the exercise price of $0.021 per common share. Each pre-funded warrant was bundled with one common share purchase warrant (“November 2024 Common Warrant”) of the Company. Each November 2024 Common Warrant was immediately exercisable on the basis of twenty-one warrants to one common share at an exercise price of $21.63 per common share for a period of 60 months following the closing of the November 2024 PP. Although the pre-funded warrants are each bundled with a November 2024 Common Warrant, each security is issued separately. Since the instruments were bundled the Company bifurcated the fair value based on the residual method to determine the fair value of each security. The Black Scholes model was used to determine the fair value of the underlying November 2024 Common Warrant, and the remainder of the purchase price was allocated to the pre-funded warrant, resulting in a fair value of the November 2024 Common Warrants of $0.765 and a fair value of $0.06 for the pre-funded warrants.

Initial Recognition
Number of warrants	4,145,200
Stock price (in CAD)	$1.00
Exercise price	$1.03
Volatility	103%
Dividend yield	Nil
Risk free rate	2.92%
Expected life (in years)	5
Fair value per warrant (CAD)	$0.765

In fiscal 2025, the 4,145,200 pre-funded warrants and 350,000 November 2024 Common Warrants were subsequently exercised into 197,391 and 16,667 common shares, respectively. The pre-funded warrants and the Common Warrants were converted at an exercise price is $0.0610 and $1.03, respectively for total proceeds of $880,000 in fiscal 2025.

Brokers’ Compensation and Share Issuance Costs

In connection with the November 2024 Offering, Wainwright was granted a tail obligation resulting in earning 7.5% on any equity financing raised from investors introduced to the Company as part of the offering. The November 12, 2024, financing fell entirely within the scope of the tail obligation and resulted in a payment of $259,534 (US$184,047), representing 7.5% of the $3.4 million (US$2.5 million) gross proceeds to Wainwright upon closing of the transaction.

ThinkEquity acted as sole placement agent for the Offering. As compensation for services rendered, the Company (i) paid to ThinkEquity, at the closing of the November 2024 PP, a cash fee equal of $274,027 (US$196,400), representing 8.0% of the aggregate gross proceeds of the November 2024 PP; and (ii) issued to ThinkEquity or its designees 207,260 warrants (“Placement Agent Warrants”) to purchase common shares on the basis of twenty-one warrants to one common share, equal to 5% of the pre-funded warrants sold in the November 2024 PP. The Placement Agent Warrants are immediately exercisable, and entitle the holder to acquire one common share at an exercise price of $21.63 per common share for a period of 60 months following the closing of the November 2024 PP.

The fair value of the Placement Agent Warrants at the closing of the November 2024 PP was $158,554, calculated using the Black Scholes model.

The share issuance costs related to the November 2024 PP that were recognized in equity were $681,185, inclusive of the Placement Agent Warrants.

Initial Recognition
Number of warrants	207,260
Stock price (in CAD)	$1.00
Exercise price	$1.03
Volatility	103%
Dividend yield	Nil
Risk free rate	2.92%
Expected life (in years)	5
Fair value per warrant (CAD)	$0.765

2024 Activities

Debt Settlement (January 2024)

On January 10, 2024, the Company issued 222 common shares in a settlement of debt in an amount of approximately $97,615. The debt resulted from a tail obligation relating to services rendered by a third-party consultant, which the Company has elected to pay in common shares. The common shares issued pursuant to the Debt Settlement (signed October 31, 2023) were subject to a four-month hold period pursuant to applicable securities legislation and the policies of the TSX Venture Exchange.

US Public Offering (April 2024)

On April 9, 2024, the Company closed a brokered US public offering, resulting in the issuance of 3,500 common shares of DEFSEC, for aggregate gross proceeds of $1.4M (US$1.0M) (the “April 2024 Public Offering”).

As part of the April 2024 Public Offering, the Company issued 3,500 common shares and 803,500 pre-funded warrants with an exercise price of $0.21 (“Pre-funded Warrants”) at a public offering price of $184.80 (US$136.50) per share and $0.881 (US$0.649) per Pre-funded Warrant, less the underwriting discount. The warrants have a conversion ratio of 210 warrants for one common share.

Brokers’ Compensation and Share Offering Costs

ThinkEquity acted as sole book-running manager for the April 2024 Public Offering. As compensation for services rendered, the placement agent fees represent $10.24 per unit (being an aggregate of $101,838 (US$75,002) or 7.5% of the public offering price of the securities). In addition, the Company issued 76,925 warrants to purchase 366 Common Shares (the “Placement Agent Warrants”), representing 5% of the Common Shares and Pre-Funded Warrants sold in the April 2024 Public Offering. The Placement Agent Warrants will be exercisable, in whole or in part, immediately upon issuance and will expire 60 months after the closing date of the April 2024 Public Offering at an initial exercise price of $231.67 (US$170.63) per Common Share. The share offering costs related to the April 2024 Public Offering that was recognized in the consolidated financial statements of net loss and comprehensive loss was $339,324 and recognized in equity was $269,400.

The fair value of the Placement Agent Warrants at the closing of the April 2024 Public Offering was $43,868, calculated using the Black Scholes model, and total share offering costs were $608,724.

Initial Recognition
Number of warrants	76,925
Stock price (in USD)	$156.45
Exercise price (in USD)	$0.81
Black Scholes fair value (in USD)	$0.42
Volatility	66%
Risk free rate	3.86%
Expected life	5
Exchange (USD/CAD)	1.3578
Fair value per warrant (CAD)	$0.57

The share price is based on the historical share price adjusted for the 2024 and 2025 Reverse Split.

US Public Offering (June 2024)

On June 14, 2024, the Company closed a brokered US public offering, resulting in the issuance of 13,809 common shares of DEFSEC, for aggregate gross proceeds of approximately $2.3M (US$1.7M) (the “June 2024 Public Offering”).

As a part of the June 2024 Public Offering, the Company issued 13,809 common shares at a public offering price of $168.00 (US$121.80) per share, less the placement agent fees.

Brokers’ Compensation and Share Offering Costs

ThinkEquity acted as sole book-running manager for the June 2024 Public Offering. As compensation for services rendered, the placement agent fees represent $9.14 per common share (being an aggregate of $173,469 (US$126,150) or 7.5% of the public offering price of the securities). In addition, the Company issued to the placement agent 145,000 common share purchase warrants with an exercise price of $210.00 (US$152.25) per Common Share, exercisable, in whole or in part, immediately upon issuance and will expire 60 months after the closing date of the June 2024 Public Offering. The warrants have a conversion ratio of 210 warrants for one common share. All of the share offering costs related to the June 2024 Public Offering were recognized in equity.

The fair value of the broker compensation warrants at the closing of the June 2024 Public Offering was $61,213, calculated using the Black Scholes model, and total share offering costs were $384,509.

Initial Recognition
Number of warrants	145,000
Stock price (in USD)	$5.77
Exercise price (in USD)	$7.25
Black Scholes fair value (in USD)	$3.07
Volatility	66%
Dividend yield	Nil
Risk free rate	3.86%
Expected life	5
Exchange (USD/CAD)	1.3571
Fair value per warrant (CAD)	$0.42

US Registered Direct Offering (August 2024)

On August 13, 2024, the Company closed a registered direct offering for the purchase and sale of 22,452 common shares at a purchase price of $57.54 (US$42.00) per common share for gross proceeds of $1.4M (US$0.9M) (the “August 2024 Offering”). In a concurrent private placement, the Company issued unregistered warrants to purchase up to 471,500 common shares at an exercise price of $72.03 (US$52.50) per share that are immediately exercisable upon issuance and will expire five years following the date of issuance. The warrants have a conversion ratio of 210 warrants for one common share.

Brokers’ Compensation and Share Offering Costs

H.C. Wainwright & Co. acted as the exclusive placement agent for the August 2024 Offering. As compensation for services rendered, the placement agent fees were US$70,725 or 7.5% of the public offering price of the securities). In connection with the closing of the August 2024 Offering, the Company issued Wainwright or its designees warrants to purchase up to an aggregate of 1,683 common shares at an exercise price of US$52.50 per share, the warrants are exercisable upon issuance and have an expiry date of August 9, 2029. The shares offered as Brokers’ Compensation related to the August 2024 Offering were recognized in equity.

In connection with the August 2024 Offering, Wainwright was also granted a tail obligation resulting in earning 7.5% on any equity financing raised from investors introduced to the Company as part of the offering. The November 1, 2024, and November 12, 2024, financings fell entirely within the scope of the tail obligation and resulted in a payment of 7.5% of the gross proceeds to Wainright upon closing of those transactions.

The fair value of the broker compensation warrants at the closing of the August 2024 Offering was $28,632, calculated using the Black Scholes model. The share offering costs related to the August 2024 Offering that was recognized in the consolidated financial statements of net loss and comprehensive loss was $202,242 and recognized in equity was $281,869.

Initial Recognition
Number of warrants	353,625
Stock price (in USD)	$30.09
Exercise price (in USD)	$0.25
Black Scholes fair value (in USD)	$0.06
Volatility	91%
Dividend yield	Nil
Risk free rate	3.12%
Expected life	2.5
Exchange (USD/CAD)	1.3723
Fair value per warrant (CAD)	$0.08

2023 Activities

Share Consolidation

On October 28, 2022, the Company finalized the consolidation of Company’s common shares on the basis of one post-consolidation common share for every seventy pre-consolidation common shares issued and outstanding.

U.S. IPO and Canadian Offering

On December 9, 2022, we closed the U.S. IPO and the Canadian Offering. In the U.S. IPO, we sold 11,904 common shares and 2,500,000 warrants at a public offering price of US$867.30 per common share and $4.13 per warrant. The warrants have a per share exercise price of US$1,050.00 and can be exercised immediately. The warrants have a conversion ratio of 210 warrants for one common share. In connection with the closing of the U.S. IPO, the underwriter partially exercised its over-allotment option to purchase an additional 199,000 pre-funded common share purchase warrants (“Pre-Funded Warrants”) at US$4.12 (before underwriter discount) and 375,000 option warrants to purchase common shares at US$0.021 each. The warrants have a conversion ratio of 210 warrants for one common share. A Pre-Funded Warrant is a financial instrument that requires the holder to pay little consideration (exercise price of US$2.10 per share) to receive the common share upon exercise of the Pre-Funded Warrant (see Note 15). The holder of Pre-Funded Warrants has no voting rights. All of these warrants expire on December 9, 2027.

In the Canadian Offering, we sold 3,459 common shares and 726,392 warrants at a price to the public of US$867.30 per common share and $4.13 per warrant. The warrants will have a per common share exercise price of US$1,050.00, are exercisable immediately and expire in five years on December 9, 2027. The warrants have a conversion ratio of 210 warrants for one common share. Effective May 1, 2023, the warrants are listed on the TSX-V under the stock symbol of DFSC.WT.U.

The closing of the U.S. IPO and Canadian Offering resulted in aggregate gross proceeds of $19.4 million (US $14.1 million), before deducting underwriting discounts and offering expenses.

The common shares of DEFSEC and the Warrants sold in the U.S. IPO began trading on the Nasdaq Capital Market under the symbols “DFSC” and “DFSCW”, respectively, on December 7, 2022.

ThinkEquity acted as sole book-running manager for the U.S. IPO and PI Financial acted as sole book-running manager for the Canadian Offering.

Accounting Treatment

Refer to Note 15 for the accounting of the warrants issued in the U.S. IPO and Canadian Offering and the July 2023 Private Placement accounted for as warrant liabilities.

The U.S. underwriter warrants as well as the Canadian broker options from the U.S. IPO and Canadian Offering, 134,950 warrants and 50,848 warrants respectively, were accounted for as equity on initial recognition. The U.S. underwriter warrants from the July 2023 Private Placement, 123,637 warrants, was accounted for as equity on initial recognition.

Brokers’ Compensation and Share Offering Costs

As consideration for the services provided in connection with the U.S. IPO, ThinkEquity received: (a) a broker-dealer cash commission of US$835,000 (or CAD$1,138,105) equal to 7.5% of the gross offering proceeds of the U.S. Offering; and (b) underwriter warrants (the “U.S. Underwriter Warrants”) to purchase up to 642 common shares equal to 5% of the common shares and pre-funded common share purchase warrants issued under the U.S. Offering. 14,700 U.S. Underwriter Warrants are exercisable to acquire one common share at a price of US$1,084.13 per share, exercisable as of June 4, 2023, and expiring on December 9, 2027.

As consideration for the services provided in connection with the Canadian Offering, PI Financial received: (a) a cash commission of approximately US$210,000 (or CAD$286,230); and (b) 50,848 compensation options (the “Canadian Compensation Options”). Each Canadian Compensation Option is exercisable to acquire one Canadian Unit at a price of US$867.30 per share and expiring on December 9, 2024.

In addition to the above brokers’ compensation, we also incurred US$2.1 million of share offering costs (or CAD$2.8 million) for the U.S. IPO and Canadian Offering, of which CAD$628,262 was incurred and deferred at September 30, 2022.

The total brokers compensation (including fair value of U.S. Underwriter Warrants and Canadian Compensation Options) and share offering costs was US$3.2 million (or CAD$4.4 million). This total was allocated proportionately to the fair value of common shares and to share offering costs for the portion allocated to warrants accounted for as warrant liabilities.

Shares for Debt Settlement (December 2022)

We entered into share for debt arrangements with existing lenders, which closed on December 13, 2022, following TSXV’s conditional approval. This resulted in issuing 267 Units to settle $12,000 of the March 2022 Loans and USD$223,321 (or CAD$302,197) of the August 2022 Loans, including unpaid accrued interest and 10% premium at maturity (the “Debt Settlements”). The terms of the Units are the same as the Units issued in the Canadian Offering.

Private Placement (July 2023)

On July 21, 2023, the Company closed a brokered private placement, resulting in the issuance of 7,343 common shares of DEFSEC, for aggregate gross proceeds of USD$5,588,397 (approximately CAD$7.4M) (the “July 2023 Offering”).

As part of the July 2023 Offering, the Company issued 7,343 common shares at a price of US$474.60 (CAD$625.80) per common share (each a “Common Share”) and 930,548 pre-funded warrants at price of US$2.26 (CAD$2.98) per pre-funded warrant (each a “Pre-funded Warrant”). Each Common Share and Pre-funded Warrant being bundled with one common share purchase warrant of the Company (each a “Common Warrant”). For every 210 Pre-funded Warrants the holder is entitled to acquire one Common Share at an exercise price of US$0.21 per Common Share, and each Common Warrant is immediately exercisable and 210 Common Warrants entitles the holder to acquire one Common Share at an exercise price of US$558.60 (CAD$735.00) per Common Share for a period of 60 months following the closing of the July 2023 Offering. Although the Common Shares and Pre-funded Warrants are each bundled with a Common Warrant, each security is issued separately.

Brokers’ Compensation and Share Offering Costs

ThinkEquity acted as sole placement agent for the Offering. As compensation for services rendered, the Company paid to ThinkEquity a cash fee of $475,013.14 representing 8.5% of the aggregate gross proceeds of the Offering and issued 123,367 warrants to purchase a 587 Common Shares (the “Placement Agent Warrants”), representing 5% of the Common Shares and Pre-Funded Warrants sold in the Offering. The Placement Agent Warrants will be exercisable, in whole or in part, immediately upon issuance and will expire 60 months after the closing date of the Offering at an initial exercise price of US$558.60 (CAD$735.00) per Common Share.

(b)Warrants

The following reflects the warrant activities:

	September 30, 2025		September 30, 2024
		Weighted		Weighted
	Number of	average	Number of	average
	warrants	exercise price	warrants	exercise price
Balance, beginning of year	11,600,589	$3.04	15,507,862	$2.24
Issued	20,425,318	0.50	6,094,050	0.32
Exercised	(11,243,900)	0.09	(1,781,323)	0.00
Expired	(575,000)	5.01	(8,220,000)	0.21
Balance, end of year	20,207,007	$2.45	11,600,589	$3.04
Exercisable, end of year	20,207,007	$2.45	11,475,598	$3.07

The following table provides additional information on the total outstanding warrants at September 30, 2025:

			Conversion
			ratio to
	Exercise	Number	Common	Underlying
	Price	outstanding	Shares	Securities	Book value	Expiry Date
Classified as Equity:
LEC’s Warrants	CAD$0.70	500,000	14,700 for 1	34	$425,000	April 29, 2026
December 2022 U.S. Underwriter Warrants	US$5.1625	134,950	210 for 1	643	189,592	December 9, 2027
July 2023 U.S. Underwriter Warrants	US$2.66	123,637	210 for 1	589	204,187	July 21, 2028
April 2024 U.S. Underwriter Warrants	US$0.8125	76,925	210 for 1	366	43,869	April 9, 2029
June 2024 U.S. Underwriter Warrants	US$0.725	145,000	210 for 1	690	61,213	June 14, 2029
August 2024 U.S. Underwriter Warrants	US$0.25	353,625	210 for 1	1,684	28,826	August 9, 2029
November 2024 U.S. Underwriter Warrants	US$1.125	194,450	21 for 1	9,260	187,468	November 1, 2029
November 2024 Private Placement Warrants	US$1.03	3,795,200	21 for 1	180,724	2,903,328	November 11, 2029
November 2024 PP Underwriter Warrants	US$1.03	207,260	21 for 1	9,870	158,554	November 11, 2029
February 21, 2025 PP Warrants	CAD$1.16	3,787,879	21 for 1	180,375	2,196,970	February 21, 2030
February 21, 2025 PP Underwriter Warrants	CAD$1.16	189,394	21 for 1	9,019	109,991	February 21, 2030
February 25, 2025 PP Warrants	CAD$1.16	151,515	21 for 1	7,215	83,939	February 25, 2030
February 25, 2025 PP Underwriter Warrants	CAD$1.16	7,576	21 for 1	361	4,197	February 25, 2030
July 2025 Public Offering Warrants	CAD$10.52	759,879	1 for 1	759,879	3,129,057	July 25, 2030
July 2025 Prefunded Warrants	CAD$0.001	31,265	1 for 1	31,265	29,667	July 25, 2030
July 2025 Broker Warrants	CAD$10.52	56,991	1 for 1	56,991	451,255	July 25, 2030
November 2024 Issuance Costs					(868,653)
February 2025 Issuance Costs					(803,109)
July 2025 Issuance Costs					(770,939)
		10,515,546		1,248,965	$7,764,412
Classified as liability:
December 2022 Public Offerings	US$5.00	3,226,392	210 for 1	15,363	180,107	December 9, 2027
December 2022 Debt Settlement	US$5.00	56,141	210 for 1	267	3,135	December 9, 2027
July 2023 Public Offerings	US$2.66	1,542,194	210 for 1	7,343	—	July 21, 2028
July 2023 Pre-Funded Warrants	US$0.001	151,734	210 for 1	723	1,469	No expiry
August 2024 Public Offering	US$0.25	4,715,000	210 for 1	22,452	26,254	August 9, 2029
		9,691,461		46,148	210,965
Total outstanding warrants		20,207,007		1,295,113	$7,975,377

The fair value for the warrants issued during the year ended September 30, 2025, was determined by the Black Scholes option pricing model using the assumptions outline in Note 16(a).

(c)Contributed surplus

Contributed surplus consists of issued broker compensation options at fair value, the cumulative amortized fair value of share-based compensation grants since inception, less amounts transferred to share capital for exercises. If outstanding options expire or are forfeited, there is no reversal of contributed surplus.

Broker Compensation Options

In the 2023 Canadian Offering, 50,848 Canadian Compensation Options were issued. For every 210 Canadian Compensation Option are exercisable to acquire one common share, as defined in Note 16(a), at a price equal to $1,182.09 (US$867.30) for a period of two years (expiring on December 9, 2024). Based on the structure of the Compensation Option, management estimated its fair value using the Monte Carlo method (Level 2). The Company used the following key inputs in the Monte Carlo model (100,000 simulations):

	Initial Recognition
Number of securities		50,848
Exercise price – compensation option (in USD)		$4.13
1 – Year CAD/USD forward exchange rate		$1.3560
Exercise price – compensation warrant (in USD)		$1,050.00
2 – Year CAD/USD forward exchange rate		$1.3483
Share price (in CAD)		$882.00
Expected life – compensation option		1.00
Expected life – compensation warrant		2.50
Dividend	$	Nil
Volatility – compensation option		90%
Volatility – compensation warrant		75%
Risk free rate – compensation option		4.38%
Risk free rate – compensation warrant		3.15%
Fair value per warrant (CAD)		$2.46

In 2024 the Company recorded $125,086 of Canadian Compensation Options in contributed surplus, with an equal offset to share offering costs (a non-cash transaction).

Share-based compensation

On August 26, 2024, DEFSEC shareholders approved the renewal of the Long-Term Incentive Plan (the “LTIP”). The number of RSUs, PSUs, DSUs, and SARs (collectively “Share Units”) authorized for issuance pursuant to the LTIP is 1,939 Share Units. Accordingly, the Company has 710 Share Units available for future grants.

Further, the disinterested shareholders (shareholders that are not directors, officers, or other insiders of the Company) of DEFSEC approved to revise the exercise price of 2,427 stock options to $756.00, the closing price of DEFSEC common shares on the TSX-V on March 31, 2023. In accordance with IFRS 2, this resulted in an immediate fair value increase of $77,001 included in share-based compensation, with an offset to contributed surplus.

For the year ended September 30, 2025, the Company recorded share-based compensation of $113,692 (2024 - $291,761, 2023 - $373,554).

(i)Stock Options

The following is summary of changes in outstanding stock options for the respective periods:

		Weighted average
	Number of options	exercise price
Outstanding, at September 30, 2023	1,856	$588.00
Cancelled	(627)	653.10
Outstanding, at September 30, 2024	1,229	555.24
Cancelled	(234)	664.41
Outstanding, at September 30, 2025	995	$555.42
Options Exercisable, at September 30, 2025	995	$555.42

At September 30, 2025, all stock options had vested; therefore, the weighted average remaining vesting period was nil years (2024 – 0.87 years, 2023 - 1.87 years).

The following table summarizes information about stock options outstanding at September 30, 2025:

		Weighted	Weighted			Weighted
		average	average		Remaining	average
Exercise	Number	remaining	outstanding		exercisable	exercisable
Price	outstanding	contractual life	strike price	Exercisable	contractual life	strike price

$535.50	905	0.88	$535.50	905	0.88	$535.50
$756.00	90	0.49	756.00	90	0.49	756.00
	995	0.84	$555.42	995	0.84	$555.42

Amendment to stock option grants

For the years ended September 30, 2025 and 2024, the Company had no amended stock option grants.

(ii)Share Units

The following table shows the changes in Share Units:

	RSUs	PSUs	SARs	Total
Balance at September 30, 2023	108	$—	$265	$373
Granted	—	—	—	—
Vested and converted to common shares	—	—	—	—
Vested and repurchased for withholding taxes	—	—	—	—
Expired/Cancelled	(108)	—	(265)	(373)
Balance at September 30, 2024	—	—	—	—
Granted	—	—	—	—
Expired/Cancelled	—	—	—	—
Balance at September 30, 2025	—	—	—	—

RSUs:

Each RSU entitles the holder to receive one common share in the future, based on continued service during the applicable period.

During the year ended September 30, 2025, the Company did not grant any RSUs (2024 – nil, 2023 – nil). There were no outstanding RSUs at September 30, 2025 (2024 – nil outstanding).

PSUs:

Each PSU entitles the holder to receive one common share in the future, based on the achievement of established performance criteria and continued service during the applicable performance period.

During the year ended September 30, 2025, the Company did not grant any PSUs (2024 – nil 2023 – nil). There were no outstanding PSUs at September 30, 2025 (2024 – nil, 2023 - fully vested).

SARs:

Each SAR entitles the holder to receive cash or common share at Company’s discretion in the future, based on continued service during the applicable period. The amount of the cash payment or the value of common shares is determined based on the increase of the share price of DEFSEC between the grant date and the exercise date. Because the Company intends to always settle in common shares, the SARs are recorded as equity-settled awards.

During the year ended September 30, 2025, the Company did not grant any SARs (2024 – nil, 2023 - nil). There were no outstanding SARs at September 30, 2025 (2024 – nil).

(iii)Share-based Compensation

For the year ended September 30, 2025, the Company recorded share-based compensation of $113,692 (2024 - $291,761, 2023 - $373,554).